RELATED-PARTY TRANSACTIONS - Additional Information (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party [Abstract]
Net advances from (to) related parties	SFr (0.2)	SFr 112.7	SFr (204.8)